Oct. 29, 2020
Pacer Trendpilot International ETF
Pacer Trendpilot International ETF

PTIN	Pacer Trendpilot International ETF
(the “Fund”)

Supplement dated October 29, 2020 to the
Summary Prospectus and Prospectus, each dated August 31, 2020

Effective immediately, the descriptions of the methodology of the Fund’s underlying index in the sections entitled “Principal Investment Strategies of the Fund — The Index” in the Summary Prospectus and the Summary Section with respect to the Fund in the Prospectus are supplemented to include the following:

Principal Investment Strategies of the Fund
Special Indicator. In the event the S&P Developed Ex-U.S. LargeCap Index closes 20% above or 20% below its 200-day moving average, the Index will change exposures effective at the end of the following business day to be 50% to the S&P Developed Ex-U.S. LargeCap Index and 50% to 3-Month US Treasury bills. This new exposure will continue until the Equity Indicator, 50/50 Indicator, or T-Bill Indicator is triggered.
Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.